Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory
The Company's significant components of inventory at December 31, 2013 and 2012 were as follows (in thousands):

	December 31, 2013	December 31, 2012
Raw materials and parts	$139,573	$145,970
Work in process	51,819	86,558
Finished goods	276,076	243,726
Gross inventories	467,468	476,254
Inventory reserve	(26,419)	(21,125)
Inventories	$441,049	$455,129

Schedule of Inventory Reserve
The change in the amounts of the inventory reserve during the three year period ended December 31, 2013 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2011	$10,106	$10,910	$(3,576)	$17,440
December 31, 2012	17,440	6,107	(2,422)	21,125
December 31, 2013	21,125	10,093	(4,799)	26,419